Expense Example, No Redemption	Aug. 28, 2026 USD ($)
EIC Value Fund | EIC Value Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 667
Expense Example, No Redemption, 3 Years	915
Expense Example, No Redemption, 5 Years	1,183
Expense Example, No Redemption, 10 Years	1,945
EIC Value Fund | EIC Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	617
Expense Example, No Redemption, 5 Years	1,061
Expense Example, No Redemption, 10 Years	2,295
EIC Value Fund | EIC Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	308
Expense Example, No Redemption, 5 Years	535
Expense Example, No Redemption, 10 Years	1,189
Private Capital Management Value Fund | Private Capital Management Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	224
Expense Example, No Redemption, 3 Years	724
Expense Example, No Redemption, 5 Years	1,251
Expense Example, No Redemption, 10 Years	2,694
Private Capital Management Value Fund | Private Capital Management Value Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	735
Expense Example, No Redemption, 10 Years	1,632
Private Capital Management Value Fund | Private Capital Management Value Fund Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	$ 2,177